As filed with the Securities and Exchange Commission on February 13, 2018

Securities Act Registration No. 333-136185

Investment Company Act Registration No. 811-21934

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[x]
Pre-Effective Amendment No. __	[_]
Post-Effective Amendment No. 37	[x]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[x]
Amendment No. 39	[x]

(Check appropriate box or boxes.)

RiverNorth Funds

(Exact Name of Registrant as Specified in Charter)

325 N. LaSalle Street

Suite 645

Chicago, IL 60654

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 832-1440

Marcus L. Collins

325 N. LaSalle Street

Suite 645

Chicago, IL 60654

(Name and Address of Agent for Service)

With copy to:

Joshua B. Deringer

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

[X]	immediately upon filing pursuant to paragraph (b)
[_]	on (date) pursuant to paragraph (b)
[_]	60 days after filing pursuant to paragraph (a)(1)
[_]	on (date) pursuant to paragraph (a)(1)
[_]	75 days after filing pursuant to paragraph (a)(2)
[_]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on the 13th day of February, 2018.

RiverNorth Funds

By:	/s/ Patrick W. Galley
Patrick W. Galley
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Patrick W. Galley	President (Principal Executive Officer) and Trustee		February 13, 2018
Patrick W. Galley
Treasurer (Principal Financial and Accounting Officer)
/s/ Jonathan M. Mohrhardt			February 13, 2018
Jonathan M. Mohrhardt

John K. Carter*	Trustee		February 13, 2018

James G. Kelley*	Trustee		February 13, 2018

Fred G. Steingraber*	Trustee		February 13, 2018

John S. Oakes*	Trustee		February 13, 2018

		*By:	/s/ Patrick W. Galley
Patrick W. Galley Attorney-in-Fact
February 13, 2018

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase